SCHEDULE OF CONVERTIBLE NOTES (Details) (Parenthetical)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
1800 Diagonal Convertible Note #1 [Member]
Short-Term Debt [Line Items]
Debt, interest rate	9.00%	9.00%
Debt instrument, maturity date, description	July 2023	July 2023
1800 Diagonal Convertible Note #1 [Member] | Due On July Two Thousand Twenty Three [Member]
Short-Term Debt [Line Items]
Debt, interest rate		9.00%
1800 Diagonal Convertible Note #2 [Member]
Short-Term Debt [Line Items]
Debt, interest rate	9.00%	9.00%
Debt instrument, maturity date, description	September 2023	September 2023
1800 Diagonal Convertible Note #2 [Member] | Due On September Two Thousand Twenty Three [Member]
Short-Term Debt [Line Items]
Debt, interest rate		9.00%
1800 Diagonal Convertible Note #3 [Member]
Short-Term Debt [Line Items]
Debt, interest rate	9.00%	9.00%
Debt instrument, maturity date, description	October 2023	October 2023
1800 Diagonal Convertible Note #3 [Member] | Due On October Two Thousand Twenty Three [Member]
Short-Term Debt [Line Items]
Debt, interest rate		9.00%
1800 Diagonal Convertible Note #4 [Member]
Short-Term Debt [Line Items]
Debt, interest rate	9.00%	9.00%
Debt instrument, maturity date, description	March 2024	March 2024
Mast Hill Convertible Note [Member]
Short-Term Debt [Line Items]
Debt, interest rate	12.00%	12.00%
Debt instrument, maturity date, description	March 2023	March 2023
Mast Hill Convertible Note [Member] | Due On March Two Thousand Twenty Three [Member]
Short-Term Debt [Line Items]
Debt, interest rate		12.00%
Blue Lake Convertible Note [Member]
Short-Term Debt [Line Items]
Debt, interest rate	12.00%	12.00%
Debt instrument, maturity date, description	March 2023	March 2023
Blue Lake Convertible Note [Member] | Due On March Two Thousand Twenty Three [Member]
Short-Term Debt [Line Items]
Debt, interest rate		12.00%
International Real Estate Development [Member]
Short-Term Debt [Line Items]
Debt, interest rate	5.00%	5.00%
Debt instrument, maturity date, description	March 2024	March 2024